UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pershing Square Capital Management, L.P.
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Address:   888 Seventh Avenue, 29th Floor
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           New York, New York  10019
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Form 13F File Number:     028-11694
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A. Ackman
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Title:     Managing Member
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Phone:     212-813-3700
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Signature, Place, and Date of Signing:

       /s/ William A. Ackman      New York, New York              5/15/06
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $673,079
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NO.               13F FILE NUMBER                    NAME

1.                28-11695                           Pershing Square GP, LLC



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

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                                                                                                               Voting Authority
                                                                                                        ----------------------------
             Name of    Title               Value    Shrs or     SH/  PUT/     Investment       Other
             Issuer   of Class    CUSIP  (X $1000)   Prn Amt     PRN  CALL     Discretion     Managers    Sole      Shared    None
------------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO             COM    423074103    61731    1627920    SH           SHARED-OTHER        1                1627920
HEINZ H J CO             COM    423074103    66765    1760675    SH               SOLE                  1760675
KOHLS CORP               COM    500255104    32499     613067    SH           SHARED-OTHER        1                 613067
KOHLS CORP               COM    500255104    35182     663682    SH               SOLE                   663682
MCDONALDS CORP           COM    580135101     3612     105125    SH           SHARED-OTHER        1                 105125
SEARS HLDGS CORP         COM    812350106    99134     751984    SH           SHARED-OTHER        1                 751984
SEARS HLDGS CORP         COM    812350106   107240     813470    SH               SOLE                   813470
SIZELER PPTY INV INC     COM    830137105    16304    1104630    SH          SHARED-OTHER         1                1104630
SIZELER PPTY INV INC     COM    830137105    14361     972972    SH              SOLE                    972972
VIACOM INC NEW          CL B    92553P201    60996    1572055    SH           SHARED-OTHER        1                1572055
VIACOM INC NEW          CL B    92553P201    66480    1713398    SH               SOLE                  1713398
WENDYS INTL INC          COM    950590109     7529     121322    SH           SHARED-OTHER        1                 121322
WENDYS INTL INC          COM    950590109    101246   1631428    SH               SOLE                  1631428
